UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the quarter ended:  December 31, 2012

Institutional investment manager filing this report:

Harvest Capital Management, Inc.
114 North Main Street, Suite 301
Concord, NH 03301

13F File Number:  028-05603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on behalf of reporting manager:

Names:  Marshall G. Rowe
Title:  President
Phone: 603-224-6994

Signature, place and date of signing:

Marshall G. Rowe, Concord, New Hampshire February 12, 2013

Report Type: 13F Holdings Report






Form 13F File Number: 028-05603	Harvest Capital Management, Inc.
FORM 13F SUMMARY PAGE

Form 13F Information Table Entry Total:	49
Form 13F Information Table Value Total: $114,635




FORM 13F
			                                  VALUE   SHRS	  SH/ PUT INVS OTH   VOTING AUTH
NAME OF ISSUER	          TITLE OF CLASS	CUSIP	 (x$1000) PRN AMT PRN CAL DSCR MGRS  SOLE SHARE	NONE
3M Company 	         COM	                88579Y101   478	    5144  SH	  Sole	    5144
AT&T 	                 COM                    00206R102  1183	   35105  SH	  Sole	   35105
Abbott Labs 	         COM	                002824100   475	    7250  SH	  Sole	    7250
BP PLC ADR 	         COM	                055622104   380	    9122  SH	  Sole	    9122
Baristas Coffee          COM	                067594101    10	  276710  SH	  Sole	  276710
Chevron Corp 	         COM	                166764100   618	    5714  SH	  Sole	    5714
Coca Cola 	         COM	                191216100   335	    9250  SH	  Sole	    9250
Enterprise Prod Ptnrs	 COM	                293792107   351	    7000  SH	  Sole	    7000
ExxonMobil 	         COM	                30231G102  3175	   36689  SH	  Sole	   36689
General Electric 	 COM	                369604103  1329	   63330  SH	  Sole	   63330
IBM 	                 COM	                459200101   319	    1663  SH	  Sole	    1663
Johnson & Johnson 	 COM	                478160104  1964	   28022  SH	  Sole	   28022
LVMH/MoetHennLouisVut    COM	                502441306   309	    8200  SH	  Sole	    8200
Oracle Corp	         COM	                68389X105  1327	   39834  SH	  Sole	   39834
Pepsico 	         COM	                713448108   221	    3232  SH	  Sole	    3232
Procter & Gamble 	 COM	                742718109   569	    8385  SH	  Sole	    8385
Royal Dutch Shell ADR	 COM	                780259206   302	    4385  SH	  Sole	    4385
Verizon Comm	         COM	                92343V104   524	   12116  SH	  Sole	   12116
Windstream Corp 	 COM	                97381W104   114	   13756  SH	  Sole	   13756
Wisconsin Energy Corp 	 COM	                976657106   357	    9694  SH	  Sole	    9694
Guggenheim 	         Russell 1000 Eq Wt	78355W593 10182	  294940  SH	  Sole	  294940
SPDR 	                 S&P 500 ETF Trust     	78462F103   275	    1933  SH	  Sole	    1933
SPDR 	                 S&P Dividend      	78464A763   233	    4000  SH	  Sole	    4000
SPDR 	                 S&P Pharmaceuticals  	78464A722  3398	   60775  SH	  Sole	   60775
SPDR	                 S&P Reg Banking	78464A698  4289	  153325  SH	  Sole	  153325
Vanguard 	         Total Stock Mkt ETF 	922908769 11338	  154728  SH	  Sole	  154728
WisdomTree 	         Equity Income Fd(DH	97717W208 11736	  256245  SH	  Sole	  256245
I-Shares 	         S&P Tech-Softw Idx	464287515  2019	   32030  SH	  Sole	   32030
Eaton Vance	         Global Equity Inc	27829F108  6192	  702825  SH	  Sole	  702825
SPDR	                 Euro Stoxx 50  	78463X202  6924	  199775  SH	  Sole	  199775
Vanguard 	         Total Intl Stock	921909768  2579	   54791  SH	  Sole	   54791
Wisdomtree	         Euro Small Cap Div	97717W869  5719	  139225  SH	  Sole	  139225
Wisdomtree	         Intl Div Ex-Finan	97717W786  8411	  200740  SH	  Sole	  200740
Vanguard		 FTSE Emerging Mkts	922042858   484    10861  SH	  Sole	   10861
Wisdomtree	         Emerge Mkts Inc Fd	97717W315  4581	   80108  SH	  Sole	   80108
I-Shares	         Gold Trust	        464285105  2423	  148825  SH	  Sole	  148825
JPMorgan 	         Alerian MLP Index 	46625H365  4927	  128100  SH	  Sole	  128100
Powershares 	         Pwrshrs DB Cmdty Idx 	73935S105   292	   10500  SH	  Sole	   10500
SPDR	                 Gold Trust ETF 	78463V107  8305	   51261  SH	  Sole	   51261
US Commodity Index	 US Commodity Idx	911717106   664	   11325  SH	  Sole	   11325
Avalonbay Communities	 Avalonbay Comm REIT	053484101   265	    1954  SH	  Sole	    1954
I-Shares 	         Cohen & Steers Realty	464287564   201	    2557  SH	  Sole	    2557
I-Shares 	         FTSE EPRA/NAREIT	464288471   249	    8100  SH	  Sole	    8100
Babson Capital	         BabsonCorp Invs	05617K109  1611	  105425  SH	  Sole	  105425
I-Shares	         IBoxx High Yield Corp	464288513  1113	   11925  SH	  Sole	   11925
PIMCO   	         Total Return   	72201R775   458	    4200  SH	  Sole	    4200
Powershares	         Senior Loan Portfolio	73936Q769   298	   11925  SH	  Sole	   11925
Proshares	         Ultrashort 20+ Year	74347B201   472	    7423  SH	  Sole	    7423
WisdomTree 	         Emerging Mkt Local	97717X867   658    12300  SH      Sole	   12300